Recurring Fair Value Measurements (Tables) - Iris	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of company's financial assets and liabilities that were accounted for at fair value on a recurring basis

Description	Amount at Fair Value	Level 1	Level 2	Level 3
March 31, 2025 (Unaudited)
Assets:
Cash held in Trust Account	$1,345,389	$1,345,389	$—	$—
Restricted cash - held in Trust Account	702,359	702,359	—	—
Liabilities:
Public Warrants	207,000	207,000
Private Warrants	172,315	—	—	172,315
December 31, 2024
Assets:
Cash held in Trust Account	$2,016,274	$2,016,274	$—	$—
Restricted cash - held in Trust Account	739,195	739,195	—	—
Liabilities:
Public Warrants	207,000	207,000	—	—
Private Warrants	150,400	—	—	150,400

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2024
Assets:
Cash equivalents held in Trust Account:	$2,016,274	$2,016,274	$—	$—
Restricted cash – held in Trust Account	739,195	739,195	—	—
Liabilities:
Public Warrants	207,000	207,000	—	—
Private Warrants	150,400	—	—	150,400
December 31, 2023
Assets:
Cash equivalents held in Trust	4,291,332	4,291,332	—	—
Liabilities:
Public Warrants	207,690	207,690	—	—
Private Warrants	168,754	—	—	168,754
Derivative liability	$2,202	$—	$—	$2,202

Schedule of key inputs into the monte carlo simulation model for the warrants

	March 31,
	2025
	(Unaudited)	December 31, 2024
Risk-free interest rate	4.10%	4.19%
Expected term (years)	0.83	0.80
Expected volatility	14.40%	—%
Stock Price	$9.00	$11.22
Exercise Price	$11.50	$11.50

	December 31, 2024	December 31, 2023
Risk-free interest rate	4.19%	4.91%
Expected term (years)	0.80	0.87
Expected volatility	—%	5.7%
Stock Price	$11.22	$10.33
Exercise Price	$11.50	$11.50

Schedule of change in the fair value of the warrant liabilities classified as level 3

Fair Value at December 31, 2024	$150,400
Change in fair value	21,915
Fair Value at March 31, 2025	$172,315

	Warrant Liabilities	Derivative Liability
Fair value at December 31, 2022	$418,246	$—
Issuance of derivative liability	—	104,428
Change in fair value	(249,492)	(102,226)
Fair value at December 31, 2023	$168,754	$2,202
Change in fair value	(18,354)	(2,202)
Fair value at December 31, 2024	$150,400	$—

Derivative financial instruments liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of key inputs into the monte carlo simulation model for the warrants

December 31, 2023
Risk-free rate for debt	4.39 - 5.56%
Expected term (years)	0.25 - 0.52
Likelihood of completing a business combination	8.88 - 11.68%